Investment In Equity Method Investees - Summary of Financial Information For Equity Accounted Investees (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Other expenses		$ 9,290	$ 63,067	$ 1,139
Profit (Loss)	[1]	(835,145)	(401,905)	(33,077)
Total assets		3,159,995	3,417,945
Total Liabilities		1,740,866	1,230,673
Equity Method Investee [Member]
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Revenue		(8)	22	1
Amortization		2,000	2,000	2,000
Other expenses		30	8	0
Profit (Loss)		(2,038)	(1,986)	$ (1,999)
Total assets		1,403	3,341
Total Liabilities		$ 399	$ 274

[1]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.